LONG-TERM INVESTMENTS - Equity method investments (Details)		1 Months Ended	12 Months Ended
	Mar. 23, 2020 CNY (¥)	Sep. 30, 2017 CNY (¥) director	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Equity method investments
Share of losses of equity method investments			¥ 2,446,221	$ 374,900	¥ 14,592	¥ 546,530
Beijing Lianxinzhihui Technology Co., Ltd.
Equity method investments
Share of losses of equity method investments			37,191		¥ 14,592	¥ 546,530
Jingu
Equity method investments
Share of losses of equity method investments			¥ 2,409,030
Ownership percentage before reduction	60.00%
Ownership percentage after reduction	55.38%
Minimum percentage of voting rights should be voted and agreed by shareholders	0.66%
Minimum percentage of voting rights which the article of association can be modified with the agreement by shareholders	0.66%
Gain from disposal of subsidiary	¥ 14,897,034
Gain from remeasurement of the retained non-controlling investment	¥ 13,871,309
Shenzhen City Yunjitong Technology Co., Ltd and Shenyang Yunrongxin Technology Co., Ltd
Equity method investments
Other than temporary loss for the investments recognized							¥ 9,400,000
Ronglian Yitong | Beijing Lianxinzhihui Technology Co., Ltd.
Equity method investments
Cash consideration		¥ 4,500,000
Number of directors, right to appoint | director		1
Number of total directors | director		3
Ronglian Yitong | Beijing Lianxinzhihui Technology Co., Ltd.
Equity method investments
Equity interest, equity method investment ( as a percent)		16.00%
Third-party investor | Jingu
Equity method investments
Equity interest, equity method investment ( as a percent)	7.69%